Right of Use Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right of Use Assets

16.	RIGHT-OF-USE ASSETS

16(a)Amounts recognized in the consolidated balance sheets

As of December 31,
2019
Right-of-use assets	US$’000
Land	3,029
Buildings	546
Motor vehicle and other asset	58
Office equipment	102
3,735

The Company leases various assets including land, buildings, business vehicles and multifunction printers. Rental contracts are typically made for periods of 1 to 36 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

Additions to the right-of-use assets during the 2019 financial year were $473.

16(b)Amounts recognized in the consolidated income statements

2019
Depreciation charge of right-of-use assets	US$’000
Land	211
Buildings	233
Motor vehicle and other asset	38
Office equipment	25
507

Interest expenses (included in finance cost)	91
Expenses relating to short-term leases	159
Expenses relating to lease of low-value assets that are not short-term leases	15

The total cash outflow for lease in 2019 was $691.

16.	RIGHT-OF-USE ASSETS (continued)

16(c)Prepaid land lease payments

2018
US$’000
Carrying amount as of January 1,	1,103
Recognized lease expense during the year	(38)
Exchange difference	(53)
Carrying amount as of December 31,	1,012
Current portion included in prepayments	34
Non-current portion included in prepaid land lease payments	978

The property land is situated in Mainland China and is held under a long-term operating lease for 50 years.

Information about the prepaid land lease payments that were pledged to others as collaterals is provided in Note 27(e)(i).